Prepaid Expenses and Other Assets, Net (Details) $ in Millions	Mar. 31, 2020 USD ($)	Mar. 31, 2020 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 USD ($)	Oct. 01, 2019 USD ($)	Oct. 01, 2019 HKD ($)	May 31, 2019 HKD ($)
Prepaid Expenses and Other Assets, Net [Line Items]
Deposit payments			$ 2,750,000
Acquisition target investment (in Dollars)								$ 16
Annual interest rate percentage						6.50%	6.50%
Agreement amount						$ (2,040,296)	$ 16
Interests incurred	$ 516,029	$ 4
Prepaid interest			1,543,210	$ 12	$ 1,532,371
Target Investee from September 2024 [Member]
Prepaid Expenses and Other Assets, Net [Line Items]
Deposit payments			2,750,000
Target Investee from February 2024 [Member]
Prepaid Expenses and Other Assets, Net [Line Items]
Deposit payments			2,000,000
Prepaid expenses and other assets [Member]
Prepaid Expenses and Other Assets, Net [Line Items]
Allowance for credit losses			$ 445,846		$ 445,646